Income Taxes - Additional Information (Detail) $ in Billions	12 Months Ended
Dec. 31, 2022 USD ($)
Income tax [line items]
Proportion of ownership interest in subsidiary	100.00%
Temporary differences associated with investments in subsidiaries	$ 1.8